Significant Accounting Policies (Tables)	3 Months Ended
Jan. 31, 2020
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Summary Of Bank's hedging derivatives
The following table summarizes the Bank’s hedging derivatives as at November 1, 2019 relating to hedges directly impacted by the Reform:

As at November 1, 2019 ($ billions)
Interest Rate Benchmark Index	Notional of Hedging Derivatives Maturing after December 2021
USD LIBOR	81.4
EURIBOR	25.9
GBP LIBOR	3.3
Total	110.6